Commitments and Contingencies - Schedule of Operating Lease Obligation (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Schedule of Operating Lease Obligation [Abstract]
2026	$ 118,624	$ 923,000
2027
2028
2029
2030
Thereafter
Total future lease payment	118,624	923,000
Less: imputed interest	(1,553)	(12,083)
Present value of operating lease obligation	117,071	910,917	$ 684,418
Operating lease obligation, current portion	117,071	910,917	$ 684,418
Operating lease obligation, net of current portion